Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Jul. 02, 2011
Legal Proceedings
Settlement value	$ 7.9
Changes in warranty reserve
Balance as of the beginning of the year		7.9	7.3
Utilization of reserve		(7.9)	(4.7)
Adjustments related to pre-existing warranties (including changes in estimates)		(1.4)	(1.4)
Balance as of the end of the year		8.1	7.9
Provision for warranty		9.5	6.7
Minimum
Product Warranties
Warranty Term for most products		3 months
Tax Matters
Range of estimated potential tax liability		0
Maximum
Product Warranties
Warranty Term for most products		1 year
Tax Matters
Range of estimated potential tax liability		$ 34.2